LORD ABBETT SERIES FUND, INC.

Dividend Growth Portfolio

Supplement dated May 14, 2021 to the

Statutory Prospectus dated May 1, 2021

The following changes are effective May 15, 2021:

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 8 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Darnell C. Azeez, Managing Director and Portfolio Manager	2019
Marc Pavese, Partner and Director of Quantitative Research	2012
Jeffrey Rabinowitz, Portfolio Manager	2020
Servesh Tiwari, Portfolio Manager	2019
Subrata Ghose, Portfolio Manager	2021

The following paragraph replaces the second paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 20 of the statutory prospectus:

Darnell C. Azeez, Managing Director and Portfolio Manager, heads the Fund’s team. Mr. Azeez joined Lord Abbett in 2002. Additional members of the team are Marc Pavese, Partner and Director of Quantitative Research, Jeffrey Rabinowitz, Portfolio Manager, Servesh Tiwari, Portfolio Manager, and Subrata Ghose, Portfolio Manager. Messrs. Pavese, Rabinowitz, Tiwari, and Ghose joined Lord Abbett in 2008, 2017, 2015, and 2011, respectively. Mr. Rabinowitz was formerly Managing Director and Portfolio Manager/Technology Analyst at Jennison Associates LLC from 2014 to 2017. Messrs. Azeez, Pavese, Rabinowitz, Tiwari, and Ghose are jointly and primarily responsible for the day-to-day management of the Fund.

Please retain this document for your future reference.

LORD ABBETT SERIES FUND, INC.

Growth Opportunities Portfolio

Supplement dated May 14, 2021 to the

Statutory Prospectus dated May 1, 2021

The following changes are effective May 15, 2021:

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 7 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Jeffrey Rabinowitz, Portfolio Manager	2017
Heidi Lawrence, Portfolio Manager	2021
James B. Sullivan, Portfolio Manager	2021

The following paragraph replaces the second paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 18 of the statutory prospectus:

Jeffrey Rabinowitz, Portfolio Manager, heads the Fund’s team. Mr. Rabinowitz joined Lord Abbett in 2017, and was formerly Managing Director and Portfolio Manager/Technology Analyst at Jennison Associates LLC from 2014 to 2017. Additional members of the Fund’s team are Heidi Lawrence, Portfolio Manager, and James B. Sullivan, Portfolio Manager. Ms. Lawrence and Mr. Sullivan joined Lord Abbett in 2014. Messrs. Rabinowitz and Sullivan, and Ms. Lawrence are jointly and primarily responsible for the day-to-day management of the Fund.

Please retain this document for your future reference.

LORD ABBETT SERIES FUND, INC.

Supplement dated May 14, 2021 to the

Statement of Additional Information dated May 1, 2021

Effective May 15, 2021, the following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” beginning on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Dividend Growth Portfolio[1]
Darnell C. Azeez	3	8,591.4	0	0	0	0
Marc Pavese	3	8,591.4	0	0	0	0
Jeffrey Rabinowitz	5	3,968.7	0	0	0	0
Servesh Tiwari	4	8,599.8	2	4.0	0	0
Growth Opportunities Portfolio[2]
Jeffrey Rabinowitz	5	4,028.7	0	0	0	0

[1]	Subrata Ghose was newly added to the Fund effective May 15, 2021 and his other accounts managed will be reported in a future filing.
[2]	Heidi Lawrence and James B. Sullivan were newly added to the Fund effective May 15, 2021 and their other accounts managed will be reported in a future filing.

Please retain this document for your future reference.